Income tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax	Income tax:The Company is tax resident in the United Kingdom and consists of its containership leasing and mobile power generation segments. The effective tax rate for its containership segment is nominal, primarily due to international shipping reciprocal exemptions. Its mobile power generation segment, acquired on February 28, 2020 through APR Energy, is subject to income taxes in multiple jurisdictions.
18.    Income tax (continued):
Net earnings before income taxes for the year ended December 31, 2022 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense for the year ended December 31, 2022 related only to foreign jurisdictions and consists of the following:

	2022
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$2.5	$2.5
Deferred tax
Deferred tax expense	—	(0.1)	(0.1)

Total tax expense	$—	$2.4	$2.4

	2021
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$13.0	$13.0
Deferred tax
Deferred tax expense	—	20.0	20.0

Total tax expense	$—	$33.0	$33.0
As a result of the acquisition of APR Energy, the Company operates in countries that have differing tax laws and rates. Therefore, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Prior to the APR Energy acquisition, the Company was subject to nominal income taxes primarily due to international shipping reciprocal exemptions for the containership segment. For the year ended December 31, 2022 and December 31, 2021, the reconciliation between the effective tax rate of 0.38% and 7.61%, respectively, and the statutory UK income tax rate of 19.00% is as follows:

	2022	2021
Computed “Expected” tax expense:
Computed tax expense on income from continuing operations	$118.7	$82.4
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(109.5)	(73.2)
Change in valuation allowance	23.2	73.5
Change in current year uncertain tax positions	(1.9)	3.5
Change in tax law	2.5	(32.0)
Foreign rate differential	(2.6)	(22.0)
Withholding taxes	(1.1)	6.8
Other, net	(26.9)	(6.0)
	$2.4	$33.0
18.    Income tax (continued):
The deferred tax assets and liabilities were as follows for the year ended December 31, 2022 and December 31, 2021:

Deferred tax assets	2022	2021
Decommission provisions	$0.5	$15.3
Property, plant and equipment	—	10.1
Reserves and accrued expenses	40.5	86.0
Tax losses carried forward	122.1	82.3
Interest allowance	36.1	29.0
Deferred revenue	0.7	0.4
Valuation allowance	(184.4)	(213.5)
	$15.5	$9.6

Deferred tax liabilities	2022	2021
Deferred job costs	$(0.7)	$—
Accelerated asset costs	(1.4)	(2.0)
Inflation adjustment	—	(6.4)
Other timing differences	(15.2)	(1.4)
	$(17.3)	$(9.8)

Net deferred tax liability	$(1.8)	$(0.2)

As at December 31, 2022, the Company has foreign tax losses carried forward of $495,765,000 (2021 – $331,024,000), of which $3,500,000 is recognized as a deferred tax asset. No deferred tax asset is recognised on the remaining balance of $492,266,000 on the basis that no tax benefit is expected to arise in the jurisdictions where the tax losses occurred. The material tax losses carried forward generally have no expiry date. The Company’s ability to utilize the net operating loss and tax credit carry forward may be subject to restriction in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar tax law.
Tax years that remain open to examination by some of the major jurisdictions in which the Company is subject to tax range from two to four years.
As at December 31, 2022, the Company had income tax payable of $72,252,000 (2021 – $96,900,000). This balance includes cash taxes payable and a reserve for global uncertain tax positions.
The Company’s uncertain tax positions relate primarily to items that were acquired as part of the APR Energy acquisition. Substantially all of these items are indemnified and a corresponding indemnification asset has been recorded (note 3). The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months. The Company reviews its tax obligations regularly and may update its assessment of its tax positions based on available information at the time.
18.    Income tax (continued):
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	2022	2021
Opening balance as at January 1,	$96.4	$92.9
(Decrease) Increase in unrecognized tax benefit	(16.1)	3.5
Ending balance as at December 31,	$80.3	$96.4

The Company recognizes interest expense and penalties related to unrecognized tax benefits as income tax expense. The Company had interest or penalties accrued in the consolidated balance sheet at December 31, 2022 and December 31, 2021.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2022. In addition, the CARES Act allows NOLs incurred in tax years ending before January 1, 2019, 2020, and 2021 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company evaluated the impact of the CARES Act, and determined that on certain amended income tax returns it was able to carryback $54,459,000 in NOLs from its tax years ended December 31, 2019 and 2020 to partially offset income in the tax year ended December 31, 2018.